Short-term investments - Summary of Short-term Investments (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Statement [LineItems]
Cash under lien with banks	₨ 5,910	$ 85	₨ 2,012
Deposits held as collateral in respect of closure cost and future redundancy payments	601	9	597
Deposits held as margin money	1,336	19	391
Investments in bonds of related party	3,288	48	5,340
Security by subsidiary against overdraft facility	2,227	32	₨ 4,118
Debt service reserve [member]
Statement [LineItems]
Deposits held as margin money	₨ 1,273	$ 18